Derivatives - Schedule of Financial Assets subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets [line items]
Net amount of financial assets presented in the statement of financial position	R$ 23,466	R$ 22,843
Net amount of financial assets presented in the statement of financial position	27,519	26,746
Securities purchased under agreements to resell [Member]
Disclosure of offsetting of financial assets [line items]
Gross amount of recognized financial assets	280,126	244,699
Gross amount offset in the statement of financial position	0	0
Net amount of financial assets presented in the statement of financial position	280,126	244,699
Related amounts not offset in the statement of Financial position, financial instruments	(2,822)	(575)
Related amounts not offset in the statement of Financial position, cash collateral received	0	0
Net amount	277,304	244,124
Gross amount of recognized financial liabilities	330,237	312,634
Gross amount offset in the statement of financial position	0	0
Net amount of financial assets presented in the statement of financial position	330,237	312,634
Related amounts not offset in the statement of Financial position, financial instruments	(23,079)	(14,489)
Net amount	307,158	298,145
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amount of recognized financial assets	23,466	22,843
Gross amount offset in the statement of financial position	0	0
Net amount of financial assets presented in the statement of financial position	23,466	22,843
Related amounts not offset in the statement of Financial position, financial instruments	(3,091)	(3,138)
Related amounts not offset in the statement of Financial position, cash collateral received	0	0
Net amount	20,375	19,705
Gross amount of recognized financial liabilities	27,519	26,746
Gross amount offset in the statement of financial position	0	0
Net amount of financial assets presented in the statement of financial position	27,519	26,746
Related amounts not offset in the statement of Financial position, financial instruments	(3,091)	(3,138)
Related amounts not offset in the statement of Financial position, cash collateral received	(333)	(452)
Net amount	R$ 24,095	R$ 23,156